Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 37,708	$ 26,341	$ 18,554	$ 18,566
Loan to joint venture	9,830	9,830
Long-term debt, including current portion	(730,214)	(735,701)
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	37,708	26,341
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(26,724)	(33,631)
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Non-Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		252,068
Vessel held for sale		9,114
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan to joint venture	9,830	9,830
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(730,214)	(735,701)
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	122,841	119,385
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	37,708	26,341
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(26,724)	(33,631)
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Non-Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment		252,068
Vessel held for sale		9,114
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(654,674)	(648,724)
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	$ 119,929	$ 117,784